Stock-Based Compensation Plans - Unrecognized Compensation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Cash-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 558
Weighted average recognition period	1 year 3 months 18 days
Equity-settled PRSUs
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 41,237
Weighted average recognition period	2 years
Options
Share-Based Compensation Plans
Total unrecognized compensation cost	$ 12,923
Weighted average recognition period	1 year 8 months 12 days